CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) $ in Thousands	1 Months Ended
Mar. 31, 2023 USD ($)
Percentage of equity interests transferred	40.00%
Deferred tax assets, investment in subsidiaries	$ 678
HollySys Smart Energy Technology (Beijing) Co Ltd [Member]
Payments to acquire interest in subsidiaries and affiliates	$ 90
Percentage of voting interest acquired	20.00%